Fair Value Measurement (Tables)	12 Months Ended
Aug. 31, 2019
Fair Value Measurement
Schedule of assets and liabilities measured or disclosed at fair value

		Fair value measurement or disclosure
		at August 31, 2018 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2018	assets (Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sale	304,824	—	—	304,824	(1,776)
Long-term investments:
Available-for-sale	180,483	—	—	180,483	59,637
Total assets measured at fair value	485,307	—	—	485,307	57,861
Total assets measured at fair value in US$	71,055	—	—	71,055	8,472

		Fair value measurement or disclosure
		at August 31, 2019 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs	Total
	August 31, 2019	assets (Level 1)	(Level 2)	(Level 3)	(loss)/ gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sale	392,156	—	—	392,156	2
Long-term investments:
Available-for-sale	880,022	—	—	880,022	9,566
Total assets measured at fair value	1,272,178	—	—	1,272,178	9,568
Total assets measured at fair value in US$	177,820	—	—	177,820	1,337

Fair value measurement
Recurring
Contingent consideration	91,440	—	—	91,440	(5,124)
Total liability measured at fair value	91,440	—	—	91,440	(5,124)

Total liability measured at fair value in US$	12,781	—	—	12,781	(716)